PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allocation of plan assets
Total	R$ (3,818,349)	R$ (4,043,954)
Allocation of plan assets [Member]
Allocation of plan assets
Real estate investments	63,987	75,862
Loans to participants	14,498	15,654
Structured investments	2,156	2,320
Total	3,818,349	4,043,954
Allocation of plan assets [Member] | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	3,204,385	3,268,020
Allocation of plan assets [Member] | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	333,589	617,531
Allocation of plan assets [Member] | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	176,606	14,203
Allocation of plan assets [Member] | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	12,478	14,148
Allocation of plan assets [Member] | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	1,226	1,309
Allocation of plan assets [Member] | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	3,711	3,370
Allocation of plan assets [Member] | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	1,524	27,028
Allocation of plan assets [Member] | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	4,189	4,509
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
Allocation of plan assets
Real estate investments	63,987	75,862
Loans to participants	14,498	15,654
Structured investments	2,156	2,320
Total	2,971,714	3,158,617
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	2,363,931	2,417,123
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	329,017	605,490
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	176,606	14,203
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	12,478	14,148
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	1,226	1,309
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	3,626	3,370
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	0	4,629
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	4,189	4,509
Post-retirement health plans
Allocation of plan assets
Real estate investments	0	0
Loans to participants	0	0
Structured investments	0	0
Total	846,635	885,337
Post-retirement health plans | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	840,454	850,897
Post-retirement health plans | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	4,572	12,041
Post-retirement health plans | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	0	0
Post-retirement health plans | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	0	0
Post-retirement health plans | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	0	0
Post-retirement health plans | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	85	0
Post-retirement health plans | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	1,524	22,399
Post-retirement health plans | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	R$ 0	R$ 0